Document and Entity Information	Mar. 07, 2016
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Central Index Key	0000778108
Amendment Flag	false
Document Creation Date	Mar. 07, 2016
Document Effective Date	Mar. 07, 2016
Prospectus Date	Jul. 29, 2015